Shareholder Report, Holdings (Details)	May 31, 2026
C000259601 [Member] | SPDR Portfolio Intermediate Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000259601 [Member] | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000259601 [Member] | BondBloxx Bloomberg One Year Target Duration US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000259601 [Member] | State Street SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000259601 [Member] | BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000259601 [Member] | JPMorgan BetaBuilders USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259601 [Member] | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259601 [Member] | BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259601 [Member] | SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259601 [Member] | SPDR Bloomberg Investment Grade Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259601 [Member] | Corporate Bond and Other Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000259601 [Member] | U.S. Treasury ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000259601 [Member] | Money Market Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243875 [Member] | Dell Technologies, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243875 [Member] | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243875 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243875 [Member] | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243875 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243875 [Member] | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243875 [Member] | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243875 [Member] | NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243875 [Member] | Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243875 [Member] | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243875 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000243875 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000243875 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243875 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243875 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243875 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243875 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243875 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243875 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243875 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243875 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243875 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254162 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000254162 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000254162 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254162 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254162 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254162 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254162 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254162 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254162 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254162 [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254162 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000254162 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254162 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000254162 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000254162 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000254162 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000254162 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254162 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000254162 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254162 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000254162 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254162 [Member] | Cash & Cash Equivalents Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%